Cash Flow Information (Details) - Schedule of cash flow information - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of cash flow information [Abstract]
Net loss	$ (15,309,353)	$ (13,456,800)	$ (12,337,830)
Non-cash items
Depreciation of property and equipment	18,662	25,988	29,696
Depreciation on leased assets	56,707	86,439
Others	(145)
Share-based payment expenses	1,884,763	(12,016)	89,138
Foreign exchange (gain) loss	426,782	(262,977)	(403,879)
Total
Changes in assets and liabilities
(Increase) Decrease in trade and other receivables	(4,216,356)	4,768,176	(1,677,087)
(Increase) Decrease in other current assets	(517,617)	53,633	(365,144)
Increase (Decrease) in trade and other payables	432,905	(648,570)	662,926
(Decrease) in other current liabilities		(1,577)
(Decrease) Increase in provision for employee entitlements	(106,417)	16,582	47,362
Net cash flows used in operating activities	(17,330,069)	(9,431,122)	(13,954,818)
(b) Reconciliation of Cash and Cash Equivalents
- cash and cash equivalents on hand	28,115,516	9,196,892	14,399,904
Closing cash and cash equivalents balance	$ 28,115,516	$ 9,196,892	$ 14,399,904	$ 15,235,556